Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Common stocks: 97.07%
Communication services: 8.99%
Diversified telecommunication services: 1.48%
AT&T Incorporated	6,142	$ 140,222
Verizon Communications Incorporated	4,225	212,391
		352,613
Entertainment: 2.98%
Activision Blizzard Incorporated	2,811	164,725
Electronic Arts Incorporated	1,471	182,728
Netflix Incorporated †	78	50,068
Roku Incorporated †	11	2,504
Take-Two Interactive Software Incorporated †	930	154,268
The Walt Disney Company †	1,070	155,043
		709,336
Interactive media & services: 1.78%
Alphabet Incorporated Class A †	17	48,245
Alphabet Incorporated Class C †	115	327,635
Facebook Incorporated Class A †	73	23,686
IAC/InterActiveCorp	186	24,859
		424,425
Media: 1.54%
Charter Communications Incorporated Class A †	129	83,370
Comcast Corporation Class A	2,330	116,453
Fox Corporation Class A	328	11,713
Fox Corporation Class B	158	5,309
Interpublic Group of Companies Incorporated	286	9,492
Liberty Global plc Class A †	275	7,260
News Corporation Class A	3,900	84,318
Omnicom Group Incorporated	545	36,684
Sirius XM Holdings Incorporated	2,148	13,103
		367,702
Wireless telecommunication services: 1.21%
T-Mobile US Incorporated †	2,652	288,564
Consumer discretionary: 7.39%
Automobiles: 0.03%
Ford Motor Company	420	8,060
Hotels, restaurants & leisure: 2.21%
Domino's Pizza Incorporated	151	79,145
McDonald's Corporation	989	241,909
Starbucks Corporation	1,538	168,626
Yum! Brands Incorporated	299	36,729
		526,409
Household durables: 0.15%
Garmin Limited	269	35,922
Internet & direct marketing retail: 0.44%
Amazon.com Incorporated †	21	73,648
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio  |  1

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Internet & direct marketing retail (continued)
Chewy Incorporated Class A †	189	$ 12,901
eBay Incorporated	271	18,282
		104,831
Leisure products: 0.14%
Hasbro Incorporated	38	3,683
Peloton Interactive Incorporated Class A †	682	30,008
		33,691
Multiline retail: 2.13%
Dollar General Corporation	639	141,411
Dollar Tree Incorporated †	603	80,699
Target Corporation	1,170	285,293
		507,403
Specialty retail: 1.82%
AutoZone Incorporated †	74	134,463
O'Reilly Automotive Incorporated †	124	79,132
The Home Depot Incorporated	549	219,935
		433,530
Textiles, apparel & luxury goods: 0.47%
Nike Incorporated Class B	655	110,852
Consumer staples: 10.61%
Beverages: 1.63%
Boston Beer Company Incorporated Class A †	70	31,582
Molson Coors Brewing Company Class B	153	6,799
PepsiCo Incorporated	2,192	350,238
The Coca-Cola Company	17	892
		389,511
Food & staples retailing: 2.64%
Costco Wholesale Corporation	52	28,048
The Kroger Company	9,011	374,227
Walmart Incorporated	1,610	226,414
		628,689
Food products: 3.45%
Archer Daniels Midland Company	519	32,287
Bunge Limited	239	20,690
Campbell Soup Company	854	34,442
General Mills Incorporated	98	6,053
Hormel Foods Corporation	3,274	135,544
Kellogg Company	1,488	91,036
Mondelez International Incorporated Class A	1,301	76,681
The Hershey Company	1,847	327,824
The J.M. Smucker Company	534	67,535
Tyson Foods Incorporated Class A	373	29,452
		821,544
Household products: 2.81%
Church & Dwight Company Incorporated	961	85,894
Colgate-Palmolive Company	1,785	133,911
See accompanying notes to portfolio of investments

2  |  Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Household products (continued)
Kimberly-Clark Corporation	479	$ 62,418
The Clorox Company	470	76,540
The Procter & Gamble Company	2,142	309,690
		668,453
Tobacco: 0.08%
Philip Morris International Incorporated	221	18,993
Energy: 0.20%
Oil, gas & consumable fuels: 0.20%
Cheniere Energy Incorporated	432	45,278
Exxon Mobil Corporation	24	1,436
		46,714
Financials: 6.33%
Capital markets: 1.78%
Cboe Global Markets Incorporated	670	86,390
CME Group Incorporated	505	111,363
Intercontinental Exchange Incorporated	824	107,713
MarketAxess Holdings Incorporated	13	4,585
Raymond James Financial Incorporated	1	98
The Blackstone Group Incorporated Class A	49	6,931
The Carlyle Group Incorporated	97	5,305
The NASDAQ Incorporated	134	27,233
Tradeweb Markets Incorporated Class A	783	75,168
		424,786
Diversified financial services: 0.46%
Berkshire Hathaway Incorporated Class B †	394	109,016
Insurance: 4.09%
American Financial Group Incorporated	167	22,313
Aon plc Class A	676	199,941
Arthur J. Gallagher & Company	949	154,592
Assurant Incorporated	43	6,540
Brown & Brown Incorporated	1,494	96,229
Chubb Limited	5	897
Erie Indemnity Company Class A	104	19,324
Everest Reinsurance Group Limited	16	4,102
Marsh & McLennan Companies Incorporated	1,213	198,956
Progressive Corporation	958	89,037
The Allstate Corporation	716	77,844
The Travelers Companies Incorporated	450	66,128
W.R. Berkley Corporation	17	1,303
Willis Towers Watson plc	165	37,264
		974,470
Health care: 18.29%
Biotechnology: 6.21%
AbbVie Incorporated	210	24,209
Amgen Incorporated	369	73,387
BioMarin Pharmaceutical Incorporated †	503	43,404
Gilead Sciences Incorporated	4,985	343,616
Horizon Therapeutics plc †	961	99,713
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio  |  3

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Biotechnology (continued)
Incyte Corporation †	1,191	$ 80,655
Moderna Incorporated †	485	170,929
Neurocrine Biosciences Incorporated †	20	1,665
Regeneron Pharmaceuticals Incorporated †	562	357,730
Seagen Incorporated †	151	24,160
Vertex Pharmaceuticals Incorporated †	1,393	260,407
		1,479,875
Health care equipment & supplies: 2.62%
Abbott Laboratories	660	83,008
Baxter International Incorporated	1,394	103,951
Becton Dickinson & Company	266	63,079
Dentsply Sirona Incorporated	107	5,215
IDEXX Laboratories Incorporated †	9	5,473
Masimo Corporation †	215	59,796
Medtronic plc	1,836	195,901
ResMed Incorporated	6	1,529
The Cooper Companies Incorporated	162	60,988
West Pharmaceutical Services Incorporated	105	46,479
		625,419
Health care providers & services: 1.39%
Anthem Incorporated	312	126,744
Humana Incorporated	14	5,876
Molina Healthcare Incorporated †	41	11,692
UnitedHealth Group Incorporated	418	185,684
		329,996
Health care technology: 0.31%
Cerner Corporation	715	50,372
Veeva Systems Incorporated Class A †	79	22,324
		72,696
Life sciences tools & services: 1.80%
10x Genomics Incorporated Class A †	277	42,328
Bio-Rad Laboratories Incorporated Class A †	76	57,243
Danaher Corporation	971	312,312
Waters Corporation †	54	17,716
		429,599
Pharmaceuticals: 5.96%
Bristol-Myers Squibb Company	1,095	58,725
Eli Lilly & Company	1,572	389,919
Jazz Pharmaceuticals plc †	21	2,517
Johnson & Johnson	1,994	310,924
Merck & Company Incorporated	3,663	274,395
Pfizer Incorporated	5,522	296,697
Zoetis Incorporated	391	86,818
		1,419,995
Industrials: 9.69%
Aerospace & defense: 0.26%
General Dynamics Corporation	60	11,338
Huntington Ingalls Industries Incorporated	108	19,171
See accompanying notes to portfolio of investments

4  |  Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Aerospace & defense (continued)
Lockheed Martin Corporation	46	$ 15,333
Northrop Grumman Corporation	46	16,045
		61,887
Air freight & logistics: 1.41%
C.H. Robinson Worldwide Incorporated	1,672	158,990
Expeditors International of Washington Incorporated	1,033	125,633
United Parcel Service Incorporated Class B	261	51,775
		336,398
Building products: 0.03%
Carrier Global Corporation	135	7,306
Commercial services & supplies: 4.52%
Republic Services Incorporated	2,625	347,183
Rollins Incorporated	794	26,424
Waste Connections Incorporated	2,341	311,493
Waste Management Incorporated	2,444	392,677
		1,077,777
Electrical equipment: 0.75%
Eaton Corporation plc	201	32,574
Emerson Electric Company	116	10,189
Generac Holdings Incorporated †	316	133,112
Rockwell Automation Incorporated	11	3,698
		179,573
Industrial conglomerates: 0.44%
3M Company	180	30,607
Honeywell International Incorporated	362	73,211
		103,818
Machinery: 0.34%
Deere & Company	139	48,030
Otis Worldwide Corporation	249	20,020
Pentair plc	162	11,938
		79,988
Professional services: 0.60%
Booz Allen Hamilton Holding Corporation	863	72,440
Jacobs Engineering Group Incorporated	119	16,965
Robert Half International Incorporated	199	22,123
Verisk Analytics Incorporated	142	31,932
		143,460
Road & rail: 1.33%
AMERCO	113	79,615
J.B. Hunt Transport Services Incorporated	133	25,424
Knight-Swift Transportation Holdings Incorporated	114	6,527
Old Dominion Freight Line Incorporated	575	204,223
		315,789
Trading companies & distributors: 0.01%
W.W. Grainger Incorporated	6	2,888
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio  |  5

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Information technology: 24.97%
Communications equipment: 2.00%
Arista Networks Incorporated †	144	$ 17,865
Cisco Systems Incorporated	2,686	147,300
Juniper Networks Incorporated	1,125	35,021
Motorola Solutions Incorporated	1,087	275,207
		475,393
Electronic equipment, instruments & components: 2.24%
Amphenol Corporation Class A	1,691	136,261
Arrow Electronics Incorporated †	673	81,870
CDW Corporation of Delaware	40	7,574
Keysight Technologies Incorporated †	1,299	252,630
TE Connectivity Limited	20	3,079
Zebra Technologies Corporation Class A †	89	52,401
		533,815
IT services: 10.63%
Accenture plc Class A	1,245	444,963
Akamai Technologies Incorporated †	1,201	135,353
Automatic Data Processing Incorporated	753	173,860
Broadridge Financial Solutions Incorporated	661	111,425
Cloudflare Incorporated Class A †	619	116,521
Cognizant Technology Solutions Corporation Class A	1,489	116,112
EPAM Systems Incorporated †	223	135,707
Fidelity National Information Services Incorporated	635	66,358
Fiserv Incorporated †	1,566	151,150
Gartner Incorporated †	34	10,617
International Business Machines Corporation	567	66,396
Jack Henry & Associates Incorporated	975	147,839
Kyndryl Holdings Incorporated †	113	1,785
MasterCard Incorporated Class A	386	121,559
Paychex Incorporated	2,642	314,926
The Western Union Company	5,703	90,221
VeriSign Incorporated †	371	89,007
Visa Incorporated Class A	1,238	239,887
		2,533,686
Semiconductors & semiconductor equipment: 1.34%
Applied Materials Incorporated	20	2,944
Broadcom Incorporated	107	59,244
Intel Corporation	329	16,187
NXP Semiconductors NV	6	1,340
ON Semiconductor Corporation †	150	9,215
Qorvo Incorporated †	25	3,656
Texas Instruments Incorporated	1,175	226,035
		318,621
Software: 8.71%
Adobe Incorporated †	558	373,776
Black Knight Incorporated †	1,270	90,767
Citrix Systems Incorporated	1,415	113,808
Dropbox Incorporated Class A †	808	19,885
Fair Isaac Corporation †	14	4,944
Fortinet Incorporated †	116	38,525
See accompanying notes to portfolio of investments

6  |  Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Software (continued)
Intuit Incorporated	141	$ 91,974
Microsoft Corporation	1,408	465,471
NortonLifeLock Incorporated	1,549	38,493
Oracle Corporation	3,315	300,803
Palo Alto Networks Incorporated †	133	72,743
PTC Incorporated †	22	2,411
SS&C Technologies Holdings Incorporated	224	17,098
Synopsys Incorporated †	51	17,391
Tyler Technologies Incorporated †	472	244,959
VMware Incorporated Class A	100	11,674
Zoom Video Communications Incorporated †	331	69,977
Zscaler Incorporated †	291	100,968
		2,075,667
Technology hardware, storage & peripherals: 0.05%
Apple Incorporated	77	12,728
Materials: 1.19%
Chemicals: 0.23%
Air Products & Chemicals Incorporated	62	17,821
Corteva Incorporated	232	10,440
Dow Incorporated	99	5,438
Eastman Chemical Company	108	11,263
RPM International Incorporated	44	4,006
The Mosaic Company	198	6,776
		55,744
Containers & packaging: 0.01%
Packaging Corporation of America	8	1,045
Sealed Air Corporation	22	1,367
		2,412
Metals & mining: 0.95%
Newmont Corporation	4,103	225,337
Real estate: 2.65%
Equity REITs: 2.65%
American Tower Corporation	153	40,159
Camden Property Trust	86	14,208
Crown Castle International Corporation	705	128,063
Extra Space Storage Incorporated	641	128,200
Iron Mountain Incorporated	218	9,906
Mid-America Apartment Communities Incorporated	33	6,806
Public Storage Incorporated	902	295,297
SBA Communications Corporation	26	8,939
		631,578
Utilities: 6.76%
Electric utilities: 4.69%
Alliant Energy Corporation	374	20,491
American Electric Power Company Incorporated	940	76,187
Duke Energy Corporation	2,080	201,781
Evergy Incorporated	642	40,639
Eversource Energy	499	41,053
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio  |  7

Portfolio of investments—November 30, 2021 (unaudited)

	Shares	Value
Electric utilities (continued)
Exelon Corporation	254	$ 13,393
FirstEnergy Corporation	225	8,474
NextEra Energy Incorporated	3,685	319,784
NRG Energy Incorporated	161	5,799
The Southern Company	3,463	211,589
Xcel Energy Incorporated	2,801	178,508
		1,117,698
Multi-utilities: 1.97%
CenterPoint Energy Incorporated	196	5,078
CMS Energy Corporation	792	46,609
Consolidated Edison Incorporated	2,504	194,411
Dominion Energy Incorporated	990	70,488
DTE Energy Company	106	11,484
Public Service Enterprise Group Incorporated	178	11,123
WEC Energy Group Incorporated	1,502	130,569
		469,762
Water utilities: 0.10%
American Water Works Company Incorporated	102	17,194
Essential Utilities Incorporated	136	6,429
		23,623
Total Common stocks (Cost $19,272,742)		23,128,042

		Yield
Short-term investments: 2.37%
Investment companies: 2.37%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	565,957	565,957
Total Short-term investments (Cost $565,957)				565,957
Total investments in securities (Cost $19,838,699)	99.44%			23,693,999
Other assets and liabilities, net	0.56			133,143
Total net assets	100.00%			$23,827,142

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

8  |  Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio

Portfolio of investments—November 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$302,669	$4,944,843	$(4,681,555)	$0	$0	$565,957	565,957	$129
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	3	12-17-2021	$693,533	$684,938	$0	$(8,595)
See accompanying notes to portfolio of investments

Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio  |  9

Notes to portfolio of investments—November 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

10  |  Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio

Notes to portfolio of investments—November 30, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$2,142,640	$0	$0	$2,142,640
Consumer discretionary	1,760,698	0	0	1,760,698
Consumer staples	2,527,190	0	0	2,527,190
Energy	46,714	0	0	46,714
Financials	1,508,272	0	0	1,508,272
Health care	4,357,580	0	0	4,357,580
Industrials	2,308,884	0	0	2,308,884
Information technology	5,949,910	0	0	5,949,910
Materials	283,493	0	0	283,493
Real estate	631,578	0	0	631,578
Utilities	1,611,083	0	0	1,611,083
Short-term investments
Investment companies	565,957	0	0	565,957
Total assets	$23,693,999	$0	$0	$23,693,999
Liabilities
Futures contracts	$8,595	$0	$0	$8,595
Total liabilities	$8,595	$0	$0	$8,595
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of November 30, 2021, $135,867 was segregated as cash collateral for open futures contracts.
For the nine months ended November 30, 2021, the Portfolio did not have any transfers into/out of Level 3.

Allspring Factor Enhanced U.S. Low Volatility Equity Portfolio  |  11